SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

Net change in non-cash working capital

	Successor			Predecessor
	December 31,	December 31,	December 31,	May 31, 2018
	2020	2019	2018 (214 days)	(151 days)
Effects of changes in
Accounts payable and accrued liabilities	$83.4	$13.3	$13.2	$66.6
Trade and other receivables — net of allowance	(77.7)	(57.3)	(38.5)	(16.8)
Prepaid expenses and other assets	(0.5)	(30.6)	(8.2)	(5.3)
Income taxes payable	—	(0.3)	3.2	(0.2)
	$5.2	$(74.9)	$(30.3)	$44.3